UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W. Plano Parkway
         Suite 277
         Plano, TX  75093

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     September 19, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     105

Form13F Information Table Value Total:     $108,747 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         COM                 002824100      235     4900 SH       SOLE                     4900
Agilent Technologies        COM                 00846u101      302     9307 SH       SOLE                     9307
Albertson's Inc             COM                 013104104      231     7700 SH       SOLE                     7700
Amer Home Prod              COM                 026609107     1417    24250 SH       SOLE                    24250
American Express            COM                 025816109     1732    44650 SH       SOLE                    44650
AT&T Wireless               COM                 00209a106      232    14206 SH       SOLE                    14206
B I S Y S Group Inc         COM                 055472104      649    11000 SH       SOLE                    11000
Baker Hughes                COM                 057224107     1144    34150 SH       SOLE                    34150
Banc One                    COM                 06423A103     2040    56975 SH       SOLE                    56975
Bank of New York Inc        COM                 064057102      503    10480 SH       SOLE                    10480
BellSouth Cap Fdg 7.375%    PFD                                206     8000 SH       SOLE                     8000
Berkshire Hathaway Class B  COM                 084670207    12827     5577 SH       SOLE                     5577
Biomet Incorporated         COM                 090613100      459     9550 SH       SOLE                     9550
Boeing                      COM                 097023105     1888    33957 SH       SOLE                    33957
BP PLC ADR                  COM                 055622104      805    16144 SH       SOLE                    16144
Bristol-Myers Squibb        COM                 110122108     1551    29664 SH       SOLE                    29664
Chevron Corporation         COM                 166751107      432     4775 SH       SOLE                     4775
Chico's FAS Inc             COM                 168615102      336    11300 SH       SOLE                    11300
cisco Systems               COM                 17275R102      211    11575 SH       SOLE                    11575
Citigroup Inc               COM                 172967101     1307    24737 SH       SOLE                    24737
Compaq                      COM                 204493100     1575   101688 SH       SOLE                   101688
Conoco Class A              COM                 208251306      628    22275 SH       SOLE                    22275
Cooper Industries           COM                 216669101     1510    38153 SH       SOLE                    38153
Cree Inc                    COM                 225447101      443    16950 SH       SOLE                    16950
Deere & Company             COM                 244199105      333     8810 SH       SOLE                     8810
Duke Capital Pfd 7.375%     PFD                                345    13800 SH       SOLE                    13800
Duke Capital Pfd 8.375%     PFD                                527    19900 SH       SOLE                    19900
Duke Weeks Rlt Pf 8.25%     PFD                                254    10000 SH       SOLE                    10000
E*Trade Group               COM                 269246104       68    10520 SH       SOLE                    10520
Eastman Kodak               COM                 277461109      722    15465 SH       SOLE                    15465
Electronic Data Systems     COM                 285661104     2193    35088 SH       SOLE                    35088
Exxon Mobil Corp            COM                 30231G102     4583    52468 SH       SOLE                    52468
Fedex Corp                  COM                 31428X106     1218    30305 SH       SOLE                    30305
Fidelity Magellan Fd                                           351     3158 SH       SOLE                     3158
First Data Corporation      COM                 319963104      272     4235 SH       SOLE                     4235
First Ind Rlty Pfd 7.9%     PFD                                453    19600 SH       SOLE                    19600
First Union Corp            COM                 337358105     1305    37350 SH       SOLE                    37350
Ford Motor                  COM                 345370860     1784    72677 SH       SOLE                    72677
Gannett                     COM                 364730101     1989    30180 SH       SOLE                    30180
Gateway Inc                 COM                 367626108      590    35885 SH       SOLE                    35885
General Electric            COM                 369604103     1439    29516 SH       SOLE                    29516
General Mills               COM                 370334104      210     4800 SH       SOLE                     4800
General Motors              COM                 370442105     2200    34193 SH       SOLE                    34193
Gillette                    COM                 375766102      310    10700 SH       SOLE                    10700
Great Lakes Chemical        COM                 390568103     1535    49750 SH       SOLE                    49750
H & R Block Inc             COM                 093671105     1462    22650 SH       SOLE                    22650
Halliburton                 COM                 406216101     1399    39300 SH       SOLE                    39300
Hewlett-Packard             COM                 428236103     1351    47254 SH       SOLE                    47254
Home Depot Inc              COM                 437076102     2113    45398 SH       SOLE                    45398
Honeywell Intl Inc          COM                 438516106      608    17373 SH       SOLE                    17373
Hubbell Inc Cl B            COM                 443510201      568    19600 SH       SOLE                    19600
Hughes Electronics          COM                 370442832     1470    72598 SH       SOLE                    72598
Imperial Oil Ltd            COM                 453038408      221     8600 SH       SOLE                     8600
Int'l Business Machines     COM                 459200101     1539    13622 SH       SOLE                    13622
Int'l Flavors & Frag        COM                 459506101     1411    56165 SH       SOLE                    56165
Int'l Paper Pfd 7.875%      PFD                                608    24600 SH       SOLE                    24600
Invesco Strategic Fin                                          267     8654 SH       SOLE                     8654
J.P. Morgan Chase           COM                 46625H100      587    13159 SH       SOLE                    13159
Johnson & Johnson           COM                 478160104      905    18093 SH       SOLE                    18093
Kimberly-Clark Corp         COM                 494368103      505     9030 SH       SOLE                     9030
Lilly Eli & Company         COM                 532457108      505     6827 SH       SOLE                     6827
Lockheed Martin Corp        COM                 539830109     1476    39850 SH       SOLE                    39850
Lowe's Companies            COM                 548661107      794    21885 SH       SOLE                    21885
Lucent Technologies         COM                 549463107      145    23407 SH       SOLE                    23407
Masco Corp                  COM                 574599106     1449    58050 SH       SOLE                    58050
Matthews Korea Fd                                              105    37610 SH       SOLE                3    7610
MBNA Corp                   COM                 55262L100      593    17993 SH       SOLE                    17993
McDonalds Corp              COM                 580135101     1778    65700 SH       SOLE                    65700
Mellon Financial            COM                 58551A108     1260    27400 SH       SOLE                    27400
Microsoft                   COM                 594918104      230     3150 SH       SOLE                     3150
Migratec Inc                COM                                 11    20000 SH       SOLE                    20000
Minn Mining & Mfg           COM                 604059105      272     2380 SH       SOLE                     2380
Moody's Corporation         COM                 615369105      927    27675 SH       SOLE                    27675
Motorola                    COM                 620076109     2958   178600 SH       SOLE                   178600
New Plan Excel Realty       COM                 648053106     1563   102150 SH       SOLE                   102150
Nike Inc Cl B               COM                 654106103      967    23025 SH       SOLE                    23025
Palm Inc                    COM                 696642107      735   121037 SH       SOLE                   121037
Pepsico                     COM                 713448108     2732    61810 SH       SOLE                    61810
Pfizer Incorporated         COM                 717081103      555    13850 SH       SOLE                    13850
Philip Morris               COM                 718154107      465     9155 SH       SOLE                     9155
PNC Financial Services      COM                 693475105     1191    18100 SH       SOLE                    18100
Rowan Companies             COM                 779382100      555    25100 SH       SOLE                    25100
Sabine Royalty Trust        COM                 785688102      825    39100 SH       SOLE                    39100
Schering Plough Corp        COM                 806605101      567    15650 SH       SOLE                    15650
Schlumberger                COM                 806857108     1086    20620 SH       SOLE                    20620
Sealed Air $2.00 Cv Pfd                                       1391    34825 SH       SOLE                    34825
Sealed Air Corp             COM                 81211K100      734    19700 SH       SOLE                    19700
Sprint Corp (FON Group)     COM                 852061100      349    16328 SH       SOLE                    16328
Stewart Enterprises         COM                 860370105      121    16600 SH       SOLE                    16600
Tellabs Inc                 COM                 879664100      286    14750 SH       SOLE                    14750
Texaco                      COM                 881694103      323     4850 SH       SOLE                     4850
Thomas & Betts              COM                 884315102     3437   155716 SH       SOLE                   155716
Tricon Global Rest          COM                 895953107     1744    39725 SH       SOLE                    39725
U S Bancorp                 COM                 902973304     1671    73337 SH       SOLE                    73337
UDS Pfd 8.32%               PFD                                379    15400 SH       SOLE                    15400
United Technologies         COM                 913017109      498     6800 SH       SOLE                     6800
USG Corp                    COM                 903293405      238    56500 SH       SOLE                    56500
Wachovia Corp               COM                 929771103     1170    16450 SH       SOLE                    16450
Wal-Mart de Mx Sr C         COM                                 24    10000 SH       SOLE                    10000
Weatherford Int'l           COM                 947074100      335     6985 SH       SOLE                     6985
Weingarten Realty           COM                 948741103      368     8400 SH       SOLE                     8400
Weingarten Rlty Pfd 7.44%   PFD                                389    15700 SH       SOLE                    15700
Wendy's International       COM                 950590109      356    13928 SH       SOLE                    13928
Worldcom Inc-Worldcom Gr    COM                 981570106      276    19451 SH       SOLE                    19451
Xerox Corp                  COM                 984121103      556    58050 SH       SOLE                    58050